Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Sales to related parties	$ 5,457	$ 4,902
Depreciation and Impairment	1,316	1,221
Purchases of goods, related party transactions	$ 1,341	$ 1,150